Loss Per Share (Details) - ₪ / shares	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Loss Per Share [Line Items]
Par value per share	₪ 0.01		₪ 0.01
Diluted loss per share	358,709,597	19,723,878
Ordinary Shares [Member]
Loss Per Share [Line Items]
Par value per share	₪ 0.01
Ordinary Shares [Member] | Warrants [Member]
Loss Per Share [Line Items]
Par value per share	₪ 0.01	₪ 0.01